Other Comprehensive Loss - Schedule of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	9 Months Ended			12 Months Ended
	Oct. 01, 2023	Oct. 01, 2023	Sep. 25, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 25, 2022	Mar. 31, 2022	Dec. 26, 2021
Gains (Losses) on Derivative Instruments [Abstract]
Beginning Balance Net unrealized gain (loss) on cash flow hedges		$ 1,297		$ 142,600	$ 49,100		$ (68,100)
Current period other comprehensive earnings (loss)				30,500	82,800		68,200
Reclassifications from AOCE to earnings				(34,300)	10,700		49,000
Ending Balance Net unrealized gain (loss) on cash flow hedges				138,800	142,600	$ 1,297	49,100
Foreign Currency Translation Adjustments [Abstract]
Beginning Balance Foreign currency translation adjustments				(41,100)	(38,900)		(34,300)
Current period other comprehensive earnings (loss)				(1,000)	(2,200)		(4,600)
Reclassifications from AOCE to earnings				0	0		0
Ending Balance Foreign currency translation adjustments				(42,100)	(41,100)		(38,900)
Total Accumulated Other Comprehensive Earnings Loss [Abstract]
Beginning Balance				101,500	10,200		(102,400)
Ending Balance				$ 96,700	$ 101,500		$ 10,200
Entertainment One Film And Television Business [Member]
Gains (Losses) on Derivative Instruments [Abstract]
Beginning Balance Net unrealized gain (loss) on cash flow hedges		1,297	$ 1,886			1,886		$ (611)
Current period other comprehensive earnings (loss)		408	8,083			1,535		3,564
Reclassifications from AOCE to earnings		(1,759)	(1,186)			(2,124)		(1,067)
Ending Balance Net unrealized gain (loss) on cash flow hedges	$ (55)	(55)	8,783			1,297		1,886
Foreign Currency Translation Adjustments [Abstract]
Beginning Balance Foreign currency translation adjustments		(29,674)	3,392			3,392		(2,833)
Current period other comprehensive earnings (loss)		1,894	(37,978)			(33,066)		6,225
Reclassifications from AOCE to earnings		0	0			0		0
Ending Balance Foreign currency translation adjustments	(27,779)	(27,779)	(34,586)			(29,674)		3,392
Total Accumulated Other Comprehensive Earnings Loss [Abstract]
Beginning Balance		(28,377)	5,278			5,278		(3,444)
Current period other comprehensive earnings (loss)	7,820	2,302	(29,895)			(31,531)		9,789
Reclassifications from AOCE to earnings		(1,759)	(1,186)			(2,124)		(1,067)
Ending Balance	$ (27,834)	$ (27,834)	$ (25,803)			$ (28,377)		$ 5,278